Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2014		$ 55.7	$ 2.0	$ 44.1	$ 1.3	$ 8.3
Equity
Net income		4.2			4.2
Dividends	[1]	(8.1)		(2.6)	(5.5)
Other comprehensive loss		(2.2)				(2.2)
Ending Balance at Dec. 31, 2015		49.6	2.0	41.5	0.0	6.1
Equity
Net income		21.5			21.5
Dividends		(3.8)			(3.8)
Capital contribution from affiliated entity		3.7		3.7
Other comprehensive loss		(3.5)				(3.5)
Ending Balance at Dec. 31, 2016		67.5	2.0	45.2	17.7	2.6
Equity
Net income		2.9			2.9
Dividends		(15.8)			(15.8)
Other comprehensive loss		(0.2)				(0.2)
Ending Balance at Dec. 31, 2017		$ 54.4	$ 2.0	$ 45.2	$ 4.8	$ 2.4

[1]	(1) Dividends are required to be deducted from retained earnings and when depleted, deducted from additional paid-in capital.